Goodwill, Intangible and Long-Lived Assets (Details Textual) (USD $)	12 Months Ended			24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized		$ 19,848,000	$ 42,064,000
Finite-lived intangible assets	139,361,000	163,264,000	184,803,000	163,264,000	139,361,000
Goodwill impairment	0	0	0
Accumulated impairment	8,904,000				8,904,000
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets for the year 2015	26,379,000				26,379,000
Amortization of finite-lived Intangible assets for the year 2016	20,297,000				20,297,000
Amortization of finite-lived Intangible assets for the year 2017	15,706,000				15,706,000
Amortization of finite-lived Intangible assets for the year 2018	14,052,000				14,052,000
Amortization of finite-lived Intangible assets for the year 2019	12,711,000				12,711,000
Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Weighted Average useful life of finite-lived intangible assets (in years)		7 years
Goodwill Recognized	0	1,885,000
Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized				60,027,000
Acquisitions of Geocel and Pulanna [Member] | Minimum [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Weighted Average useful life of finite-lived intangible assets (in years)			3 years
Acquisitions of Geocel and Pulanna [Member] | Maximum [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Weighted Average useful life of finite-lived intangible assets (in years)			15 years
Paint Stores Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized		1,885,000
Global Finishes Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized		17,963,000	24,707,000
Accumulated impairment	791,000				791,000
Consumer Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized			17,357,000
Accumulated impairment	8,113,000				8,113,000
Customer Relationships [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets					3,311,000
Customer Relationships [Member] | Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets			25,120,000
Intellectual Property [Member] | Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets			4,955,000
Noncompete Agreements [Member] | Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets			1,335,000
Trademarks [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Impairment of intangible assets	0	0
Trademarks [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets					1,385,000
Trademarks [Member] | Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets			13,000,000
Trademarks [Member] | Paint Stores Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			3,400,000
Trademarks [Member] | Global Finishes Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			686,000
Trademarks [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Indefinite-lived Intangible Assets Acquired	0	466,000
Trademarks [Member] | Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Indefinite-lived Intangible Assets Acquired				$ 968,000